Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	Goodwill £m	Brands £m	Purchased credit card relationships £m	Customer- related intangibles £m	Acquired value of in-force business £m	Capitalised software enhancements £m	Total £m
Cost[1]:
At 1 January 2024	3,142	591	1,002	682	834	8,918	15,169
Exchange and other adjustments	–	–	–	3	–	(5)	(2)
Additions and acquisitions	–	–	–	–	–	1,259	1,259
Disposals and write-offs[2]	(50)	–	–	(423)	–	(216)	(689)
At 31 December 2024	3,092	591	1,002	262	834	9,956	15,737
Exchange and other adjustments	–	–	–	3	–	(47)	(44)
Additions and acquisitions	262	–	–	296	–	1,252	1,810
Disposals and write-offs	–	–	–	–	–	(269)	(269)
At 31 December 2025	3,354	591	1,002	561	834	10,892	17,234
Accumulated amortisation:
At 1 January 2024	344	205	762	483	680	4,389	6,863
Exchange and other adjustments	–	–	–	3	–	(12)	(9)
Charge for the year[3]	–	1	70	13	17	1,221	1,322
Disposals and write-offs	–	–	–	(422)	–	(205)	(627)
At 31 December 2024	344	206	832	77	697	5,393	7,549
Exchange and other adjustments	–	–	–	5	–	(19)	(14)
Charge for the year[3]	–	1	71	18	15	1,270	1,375
Disposals and write-offs	–	–	–	–	–	(269)	(269)
At 31 December 2025	344	207	903	100	712	6,375	8,641
Balance sheet amount at 31 December 2025	3,010	384	99	461	122	4,517	8,593
Balance sheet amount at 31 December 2024	2,748	385	170	185	137	4,563	8,188
1For acquisitions made prior to 1 January 2004, the date of transition to IFRS Accounting Standards, cost is included net of amounts amortised up to 31 December 2003.
2Disposals and write-offs includes goodwill of £50 million in 2024 that was classified as disposal group assets and presented within other assets in note 24.
3The charge for the year is recognised in operating expenses (note 10).